Condensed Combined and Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2022		Mar. 31, 2021		Dec. 31, 2021		Dec. 31, 2020
Claims recovery service income	$ 8,076	[1]	$ 3,414	[1]	$ 14,500	[2]	$ 13,632	[2]
Related party legal expense	5		3		26		0
General and Administrative Expense [Member]
Related party expenses	5		97		111		773
VRM [Member]
Claims recovery service income	7,300		2,700		$ 11,500		$ 13,100
MSP Recovery Law Firm [Member]
Related party expenses	$ 40		$ 0

[1]	For the three months ended March 31, 2022 and 2021, claims recovery service income included $7.3 million and $2.7 million, respectively, of claims recovery service income from VRM MSP Recovery Partners LLC (“VRM”). See Note 11, Related Party, for further details.
[2]	For the years ended December 31, 2021 and 2020, claims recovery service income included $11.5 million and $13.1 million, respectively, of claims recovery service income from VRM MSP Recovery Partners LLC (“VRM”). See Note 11, Related Party, for further details.